ORGANIZATION - Financial information of the consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	¥ 1,492,436		¥ 2,243,537	¥ 2,661,321	$ 204,463
Restricted cash	545,795		2,854,568	327,673	74,774
Prepaid expenses and other current assets	2,789,573		2,375,341		382,171
Total current assets	6,820,148		9,823,478		934,358
Non-current assets:
Restricted cash - non current	42,842		882	500	5,869
Derivative financial instruments	6,768				927
Long-term investments, net	794,688		757,949		108,872
Property and equipment, net	17,216,635		13,024,393		2,358,669
Intangible assets, net	1,403,787		1,383,406		192,318
Land use rights, net	766,213		602,503		104,971
Operating lease right-of-use assets, net	4,618,212		4,012,329		632,692
Deferred tax assets, net	306,623		247,644		42,007
Other non-current assets	381,126		533,319		52,214
Total non-current assets	25,536,894		20,562,425		3,498,539
Total assets	32,357,042		30,385,903		4,432,897
Current liabilities:
Current portion of long-term borrowings	615,015		334,511
Current portion of finance lease liabilities	208,299		115,806		28,537
Current portion of operating lease liabilities	899,818		780,164		123,275
Accounts and notes payable	709,260		696,177		97,168
Amounts due to related parties	355,679		356,080		48,728
Income taxes payable	69,569		35,197		9,531
Advances from customers	1,378,806		1,605,247		188,896
Deferred revenue	87,830		95,477		12,033
Current portion of deferred government grants	6,727		8,062		922
Accrued expenses and other payables	3,618,237		2,783,102		495,696
Total current liabilities	9,343,415		11,437,132		1,280,044
Non-current liabilities:
Non-current portion of finance lease liabilities	1,532,309		1,159,525		209,925
Non-current portion of operating lease liabilities	3,779,293		3,270,759		517,761
Unrecognized tax benefits	107,850		98,457		14,775
Deferred tax liabilities	734,404		688,362		100,613
Deferred government grants	273,824		145,112		37,514
Total non-current liabilities	16,092,808		12,434,388		2,204,705
Total liabilities	25,436,223		23,871,520		3,484,749
Net(loss) income	248,423	$ 34,034	(2,597,169)	(761,994)
Net cash (used in) generated from operating activities	2,005,393	274,736	2,063,480	2,440,214
Net cash used in investing activities	(4,390,708)	(601,523)	(3,905,109)	(3,559,252)
Net cash generated from (used in) financing activities	(627,654)	(85,988)	3,941,134	2,298,080
Net increase (decrease) in cash and cash equivalents and restricted cash	(3,017,914)	$ (413,452)	2,109,493	1,281,021
Related Party
Current assets:
Amounts due from related parties	336,360		277,237		$ 46,081
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	951,869		923,692
Restricted cash	514,991		434,421
Accounts receivable (net of allowance for doubtful debt of RMB 161,837 and RMB 121,632 as of December 31, 2023 and 2024 respectively)	1,510,487		1,412,456
Amounts due from related parties	77,907		58,823
Prepaid expenses and other current assets	2,258,563		2,081,948
Total current assets	5,313,817		4,911,340
Non-current assets:
Restricted cash - non current	18,000		382
Derivative financial instruments	6,768
Long-term investments, net	151,849		168,377
Property and equipment, net	7,150,464		7,398,768
Intangible assets, net	510,847		453,606
Land use rights, net	55,402		56,971
Operating lease right-of-use assets, net	4,561,722		3,948,272
Deferred tax assets, net	221,722		208,266
Other non-current assets	166,103		148,383
Total non-current assets	12,842,877		12,383,025
Total assets	18,156,694		17,294,365
Current liabilities:
Short-term bank borrowings	589,000		30,000
Current portion of long-term borrowings	1,093,160		544,803
Current portion of finance lease liabilities	94,162		97,388
Current portion of operating lease liabilities	881,025		754,935
Accounts and notes payable	574,642		493,837
Amounts due to inter-companies, net	3,128,991		4,736,035
Amounts due to related parties	355,679		356,080
Income taxes payable	68,458		13,531
Advances from customers	1,378,806		1,605,247
Deferred revenue	80,435		83,546
Current portion of deferred government grants	6,727		8,062
Accrued expenses and other payables	1,274,258		1,616,423
Total current liabilities	9,525,343		10,339,887
Non-current liabilities:
Long-term borrowings	3,285,482		2,464,811
Non-current portion of finance lease liabilities	705,013		720,954
Non-current portion of operating lease liabilities	3,737,819		3,230,506
Amounts due to inter-companies, net	1,020,972		1,020,972
Unrecognized tax benefits	107,850		98,082
Deferred tax liabilities	118,374		139,174
Deferred government grants	38,654		11,862
Total non-current liabilities	9,014,164		7,686,361
Total liabilities	18,539,507		18,026,248
Net revenues	7,391,709		6,418,125	5,944,519
Net(loss) income	353,325		(999,101)	(66,764)
Net cash (used in) generated from operating activities	2,191,027		1,418,796	1,351,179
Net cash used in investing activities	(2,095,055)		(1,431,085)	(1,849,339)
Net cash generated from (used in) financing activities	30,393		(359,809)	1,243,495
Net increase (decrease) in cash and cash equivalents and restricted cash	126,365		(372,098)	¥ 745,335
Variable Interest Entity, Primary Beneficiary | Related Party
Current liabilities:
Amounts due to related parties	¥ 355,679		¥ 356,080